Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	27,989,465	24,661,470
Ordinary shares, shares outstanding	27,989,465	24,661,470